NET LOSS PER SHARE (Details Textual)	Apr. 30, 2012	Oct. 31, 2011
Class of Warrant or Right, Outstanding	136,941,303	101,000,000
Placement Agent Convertible Debt Financing [Member]
Class of Warrant or Right, Outstanding	25,560,000